Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents (notes 2d, 3)	$ 5,673	$ 3,948
Short term deposits (note 4)	30,034	8,060
Prepaid expenses and other receivables	1,164	913
Restricted cash	79	100
Cash held with respect to CVR Agreement (notes 3,8)	1,171	1,400
Receivables for the sale of Trehalose (note 8)		2,000
Total Current Assets	38,121	16,421
Non-Current Assets
Property and equipment, net (notes 2f, 5)	1,481	648
Other assets (notes 2h, 6, & 9)	756	491
Total Non-Current Assets	2,237	1,139
TOTAL ASSETS	40,358	17,560
Current Liabilities
Accounts payable trade (note 14)	463	316
Accrued expenses and other liabilities (note 7)	2,738	2,264
CVR holders (note 8)	1,171	3,400
Total Current Liabilities	4,372	5,980
Non-Current Liabilities
Other long-term Liabilities (notes 2h, 9)	499	298
Total Non-Current Liabilities	499	298
Commitments and Contingent Liabilities (note 10)
TOTAL LIABILITIES	4,871	6,278
SHAREHOLDERS’ EQUITY
Ordinary shares of NIS 0.40 ($0.11) par value: (note 11) Authorized: 45,000,000 shares as of December 31, 2020 and 2019; Issued and outstanding:14,587,934 and 10,334,126 as of December 31, 2020 and 2019;	1,646	1,151
Additional paid in capital	70,361	37,104
Foreign currency translation adjustments (note 2c)	977	(1,300)
Accumulated deficit	(37,497)	(25,673)
TOTAL SHAREHOLDERS’ EQUITY	35,487	11,282
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 40,358	$ 17,560